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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Navellier Fund Management, Inc.
                 -------------------------------
   Address:      One E. Liberty St.
                 -------------------------------
                 Reno, NV 89501
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-7408
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arjen Kuyper
         -------------------------------
Title:   Chief Operations Officer
         -------------------------------
Phone:   (775) 785-9421
         -------------------------------

Signature, Place, and Date of Signing:

   Arjen Kuyper                       Reno, Nevada        February 10, 2003
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total:
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                      FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5     COLUMN 6  COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- -------- ----------- --------------------------
                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------  ----------- -------- -------- --------
Amazon.Com Inc                 COM              023135106     7531   398700 SH       SOLE                   398700
Annaly Mortage Mgmt Inc        COM              035710409     2801   149000 SH       SOLE                   149000
Apollo Group Inc  -Cl A        COM              037604105     4752   108000 SH       SOLE                   108000
Belo Corp  -Ser A Com          COM              080555105     9814   460300 SH       SOLE                   460300
Chicos Fas Inc                 COM              168615102     2437   128900 SH       SOLE                   128900
Coach Inc Com                  COM              189754104     5010   152200 SH       SOLE                   152200
Cognizant Tech Solutions       COM              192446102     9404   130200 SH       SOLE                   130200
Columbia Sportswear Co         COM              198516106     6716   151200 SH       SOLE                   151200
Corinthian Colleges Inc        COM              218868107     4331   114400 SH       SOLE                   114400
Dionex Corp                    COM              254546104     5777   194700 SH       SOLE                   194700
Energizer Hldgs Inc Com        COM              29266R108     6141   220100 SH       SOLE                   220100
Espeed Inc                     COM              296643109     5602   330700 SH       SOLE                   330700
Fti Consulting Inc             COM              302941109     6938   172800 SH       SOLE                   172800
Harman International Inds      COM              413086109     9657   162300 SH       SOLE                   162300
Hotels.com                     COM              44147T108     6129   112200 SH       SOLE                   112200
Hovnanian Entrprs Inc  -Cl A   COM              442487203      853    26900 SH       SOLE                    26900
Idx Systems Corp               COM              449491109     4193   246200 SH       SOLE                   246200
Imation Corp                   COM              45245A107     3182    90700 SH       SOLE                    90700
Integrated Circuit Systems     COM              45811K208     7329   401600 SH       SOLE                   401600
Interdigital Commun Corp       COM              45866A105     4570   313900 SH       SOLE                   313900
Intergraph Corp                COM              458683109     4600   259000 SH       SOLE                   259000
Intuit Inc                     COM              461202103     8877   189200 SH       SOLE                   189200
J2 Global Communicatns Com New COM              46626E205     4010   210600 SH       SOLE                   210600
Medicines Co                   COM              584688105     2909   181600 SH       SOLE                   181600
Meredith Corp Com              COM              589433101     5620   136700 SH       SOLE                   136700
Nbty Inc                       COM              628782104      879    50000 SH       SOLE                    50000

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

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5     COLUMN 6  COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- -------- ----------- --------------------------
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------  ----------- -------- -------- --------
Neoware Sys Inc                COM              64065P102     8983   602500 SH       SOLE                   602500
Patterson-Uti Energy Inc       COM              703481101     3880   128600 SH       SOLE                   128600
Petsmart Inc                   COM              716768106     6926   404300 SH       SOLE                   404300
Pinnacle Systems Inc           COM              723481107     8208   603100 SH       SOLE                   603100
Pixar Com                      COM              725811103     7111   134200 SH       SOLE                   134200
Pogo Producing Co              COM              730448107     8188   219800 SH       SOLE                   219800
Steris Corp                    COM              859152100     4176   172200 SH       SOLE                   172200
Symantec Corp                  COM              871503108     5906   145800 SH       SOLE                   145800
Take-Two Interactive           COM              874054109     3991   169900 SH       SOLE                   169900
Thor Industries Inc            COM              885160101     7165   208100 SH       SOLE                   208100
Ucbh Holdings Inc              COM              90262T308     7348   173100 SH       SOLE                   173100
United Online, Inc.            COM              911268100    10414   653300 SH       SOLE                   653300
Wallace Computer Svcs Inc      COM              932270101     3562   165600 SH       SOLE                   165600
Worthington Industries         COM              981811102     7337   481400 SH       SOLE                   481400
Xto Energy Inc                 COM              98385X106     5417   219300 SH       SOLE                   219300
Zebra Technologies Cp  -Cl A   COM              989207105     4722    82400 SH       SOLE                    82400

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